Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	25.00%	25.00%	25.00%
Deferred tax assets	$ 19,215	$ 16,041	$ 19,099
Temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized	272,500	$ 453,800
Colombia [member] | Tax year 2020 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		32.00%
Effective rate		(32.00%)
Colombia [member] | Tax year 2021 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		31.00%
Colombia [member] | Tax year 2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		30.00%
Carried forward tax losses of Copa Colombia [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,700	$ 4,300